Annual Total Returns [BarChart] - AB Small Cap Value Portfolio - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011
Annual Return 2012
Annual Return 2013
Annual Return 2014
Annual Return 2015	(2.30%)
Annual Return 2016	29.49%
Annual Return 2017	8.71%
Annual Return 2018	(16.64%)
Annual Return 2019	22.17%
Annual Return 2020	3.18%